REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 3,032,883	$ 2,577,384
Life Sciences
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	1,268,546	1,209,856
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	933,329	578,240
Food & Beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	435,005	371,341
Consumer Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	287,228	305,100
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	108,775	112,847
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	445,377	454,653
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 2,587,506	$ 2,122,731